RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
NOTE 3 - RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2020 and 2019, the Company’s CEO paid $19,000 and $8,310, respectively, of expenses on behalf of the Company. The total amount owing to the Company’s CEO was $93,546 as of September 30, 2020. The balance due is unsecured and non-interest-bearing with no set terms of repayment.

During the years ended December 31, 2019 and 2018, the Company’s CEO paid $23,983 and $18,369, respectively, of expenses on behalf of the Company. The total amount owing to the Company’s CEO was $74,546 as of December 31, 2019. The balance due is unsecured and non-interest-bearing with no set terms of repayment.